Quarterly Holdings Report
for

Fidelity® International Capital Appreciation K6 Fund

July 31, 2019

IVFK6-QTLY-0919
1.9883988.102

Schedule of Investments July 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
Australia - 1.1%
CSL Ltd.	35,045	$5,468,506
Bailiwick of Jersey - 0.9%
Experian PLC	148,894	4,526,750
Bermuda - 0.8%
IHS Markit Ltd. (a)	63,312	4,078,559
Brazil - 3.4%
BM&F BOVESPA SA	434,300	4,801,215
Equatorial Energia SA	129,400	3,204,187
Lojas Renner SA	329,000	4,091,433
Rumo SA (a)	741,000	4,256,088

TOTAL BRAZIL		16,352,923

Canada - 9.1%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	76,982	4,718,778
Brookfield Asset Management, Inc. (b)	100,155	4,907,595
Canadian National Railway Co.	59,039	5,588,083
Canadian Pacific Railway Ltd.	19,876	4,745,512
CGI Group, Inc. Class A (sub. vtg.) (a)	53,500	4,117,692
Constellation Software, Inc.	4,589	4,366,087
Open Text Corp.	84,980	3,624,431
Restaurant Brands International, Inc.	60,100	4,426,216
Thomson Reuters Corp.	52,214	3,506,781
Waste Connection, Inc. (Canada)	47,350	4,294,794

TOTAL CANADA		44,295,969

Cayman Islands - 5.9%
Alibaba Group Holding Ltd. sponsored ADR (a)(b)	56,467	9,775,002
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	43,224	4,508,695
Shenzhou International Group Holdings Ltd.	316,600	4,366,773
Tencent Holdings Ltd.	220,200	10,259,773

TOTAL CAYMAN ISLANDS		28,910,243

Denmark - 1.8%
DSV de Sammensluttede Vognmaend A/S	45,800	4,379,169
ORSTED A/S (c)	50,630	4,624,834

TOTAL DENMARK		9,004,003

France - 12.2%
Air Liquide SA	37,800	5,230,575
Capgemini SA	37,400	4,771,557
Dassault Systemes SA	29,226	4,464,739
Edenred SA	88,963	4,475,024
Hermes International SCA	6,142	4,328,367
Kering SA	9,199	4,781,056
L'Oreal SA	21,029	5,633,543
LVMH Moet Hennessy Louis Vuitton SE	15,663	6,469,746
Pernod Ricard SA	26,878	4,732,365
Safran SA	34,764	4,997,115
SR Teleperformance SA	21,241	4,458,214
VINCI SA	50,057	5,149,049

TOTAL FRANCE		59,491,350

Germany - 7.0%
adidas AG	16,962	5,436,861
Deutsche Borse AG	32,400	4,497,849
Linde PLC	20,700	3,981,464
RWE AG	164,800	4,462,326
SAP SE	55,900	6,832,996
Symrise AG	45,408	4,204,303
Vonovia SE	95,500	4,679,101

TOTAL GERMANY		34,094,900

Hong Kong - 1.4%
AIA Group Ltd.	657,600	6,731,041
India - 3.8%
HDFC Bank Ltd.	87,657	2,855,597
HDFC Bank Ltd. sponsored ADR	10,810	1,242,934
Housing Development Finance Corp. Ltd.	166,573	5,114,462
Kotak Mahindra Bank Ltd.	200,245	4,402,663
Reliance Industries Ltd.	289,285	4,870,302

TOTAL INDIA		18,485,958

Indonesia - 1.0%
PT Bank Central Asia Tbk	2,154,600	4,730,162
Ireland - 1.7%
Kerry Group PLC Class A	35,700	4,165,397
Kingspan Group PLC (Ireland)	80,100	3,928,112

TOTAL IRELAND		8,093,509

Israel - 0.9%
NICE Systems Ltd. sponsored ADR (a)	30,055	4,590,000
Italy - 2.8%
Amplifon SpA	175,509	4,328,747
Enel SpA	735,300	5,029,914
Moncler SpA	100,600	4,139,407

TOTAL ITALY		13,498,068

Japan - 5.1%
Hoya Corp.	62,200	4,805,506
Kao Corp.	62,818	4,584,506
Keyence Corp.	8,532	4,951,054
OBIC Co. Ltd.	38,500	4,129,929
Recruit Holdings Co. Ltd.	148,400	5,025,192
Shiseido Co. Ltd.	17,000	1,250,938

TOTAL JAPAN		24,747,125

Netherlands - 7.4%
ASML Holding NV (Netherlands)	28,620	6,377,227
Ferrari NV	27,500	4,433,950
Heineken NV (Bearer)	43,900	4,719,770
Interxion Holding N.V. (a)(b)	56,117	4,225,610
Unilever NV	128,100	7,425,141
Wolters Kluwer NV	58,700	4,260,148
Yandex NV Series A (a)	116,100	4,553,442

TOTAL NETHERLANDS		35,995,288

Philippines - 0.8%
SM Prime Holdings, Inc.	5,584,100	3,987,473
South Africa - 1.7%
Capitec Bank Holdings Ltd.	25,703	2,103,905
Naspers Ltd. Class N	26,301	6,411,139

TOTAL SOUTH AFRICA		8,515,044

Spain - 3.7%
Amadeus IT Holding SA Class A	58,224	4,599,435
Cellnex Telecom SA (c)	114,700	4,303,112
Ferrovial SA	161,100	4,199,853
Iberdrola SA	541,613	5,138,277

TOTAL SPAIN		18,240,677

Sweden - 1.9%
ASSA ABLOY AB (B Shares)	204,500	4,690,644
Hexagon AB (B Shares)	91,359	4,444,428

TOTAL SWEDEN		9,135,072

Switzerland - 6.9%
Compagnie Financiere Richemont SA Series A	56,600	4,850,238
Givaudan SA	1,616	4,299,368
Nestle SA (Reg. S)	108,500	11,510,463
Partners Group Holding AG	5,587	4,461,511
Sika AG	30,196	4,372,052
Temenos Group AG	24,833	4,397,055

TOTAL SWITZERLAND		33,890,687

United Kingdom - 5.6%
Atlassian Corp. PLC (a)	17,800	2,494,136
Compass Group PLC	190,079	4,809,099
Diageo PLC	155,072	6,466,533
London Stock Exchange Group PLC	54,747	4,411,447
RELX PLC (London Stock Exchange)	215,692	5,124,090
Rentokil Initial PLC	804,290	4,254,722

TOTAL UNITED KINGDOM		27,560,027

United States of America - 11.9%
Adobe, Inc. (a)	13,122	3,921,641
American Tower Corp.	19,799	4,189,864
Ecolab, Inc.	20,224	4,079,788
Fiserv, Inc. (a)	41,141	4,337,496
Global Payments, Inc.	26,298	4,415,960
Hilton Worldwide Holdings, Inc. (b)	42,900	4,141,995
MasterCard, Inc. Class A	15,009	4,086,500
Moody's Corp.	20,351	4,362,033
Prologis, Inc.	50,900	4,103,049
S&P Global, Inc.	17,800	4,360,110
Thermo Fisher Scientific, Inc.	14,405	3,999,980
TransDigm Group, Inc. (a)	8,220	3,990,317
Visa, Inc. Class A	23,081	4,108,418
Yum! Brands, Inc.	36,700	4,129,484

TOTAL UNITED STATES OF AMERICA		58,226,635

TOTAL COMMON STOCKS
(Cost $419,345,145)		482,649,969

Money Market Funds - 1.9%
Fidelity Cash Central Fund 2.43% (d)	9,308,365	9,310,227
Fidelity Securities Lending Cash Central Fund 2.43% (d)(e)	60,219	60,225
TOTAL MONEY MARKET FUNDS
(Cost $9,370,451)		9,370,452
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $428,715,596)		492,020,421
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(3,193,411)
NET ASSETS - 100%		$488,827,010

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,927,946 or 1.8% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Includes investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$120,856
Fidelity Securities Lending Cash Central Fund	85,155
Total	$206,011

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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